Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 97.9%	Par	Value
General Obligation Bonds - 19.4%
Anne Arundel County Maryland, 5.00%, 10/01/2033	$2,000,000	$2,050,966
Baltimore County Maryland, 4.00%, 03/01/2038	5,000,000	5,049,108
Frederick County Maryland, 1.88%, 10/01/2038	8,755,000	6,355,719
Howard County Maryland, 1.75%, 08/15/2036	7,875,000	5,901,252
Hyattsville Maryland
5.00%, 01/01/2026	160,000	161,704
5.00%, 01/01/2027	170,000	174,004
5.00%, 01/01/2044	2,065,000	2,069,519
Maryland State, 3.00%, 06/01/2031	7,500,000	7,268,311
Montgomery County Maryland, 3.00%, 10/01/2034	3,370,000	3,092,851
		32,123,434

Revenue Bonds - 78.5%
Anne Arundel County Maryland, 4.25%, 07/01/2044	2,000,000	1,912,708
Austin Texas, 7.88%, 09/01/2026	475,000	479,801
Baltimore Maryland
5.00%, 06/15/2030	520,000	520,362
3.25%, 06/01/2031 (a)	225,000	213,698
4.50%, 06/01/2033	1,470,000	1,476,405
5.00%, 06/15/2033	670,000	670,386
3.50%, 06/01/2039 (a)	1,260,000	1,114,769
California Municipal Finance Authority, 5.00%, 11/01/2039 (a)	1,750,000	1,654,340
Florida Development Finance Corp., 5.00%, 07/01/2044	3,435,000	3,448,516
Franklin County Ohio, 5.00%, 11/15/2034	1,550,000	1,550,307
Frederick County Maryland
5.00%, 07/01/2029	1,970,000	2,080,158
5.00%, 07/01/2030	1,380,000	1,465,711
3.75%, 07/01/2039	1,410,000	1,260,231
Gaithersburg Maryland
5.00%, 01/01/2028	1,000,000	1,020,355
5.00%, 01/01/2033	2,000,000	2,031,267
Lehigh County Pennsylvania, 3.97% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	2,550,000	2,534,207
Main Street Natural Gas, Inc., 4.61% (SOFR + 1.70%), 12/01/2053	5,500,000	5,631,149
Maryland Community Development Administration
1.50%, 09/01/2027	1,270,000	1,187,128
5.00%, 09/01/2030	1,245,000	1,306,502
5.00%, 09/01/2031	1,030,000	1,078,894
4.60%, 03/01/2042	3,930,000	3,888,183
5.41%, 07/01/2043	2,660,000	1,822,493
Maryland Economic Development Corp.
5.00%, 07/01/2028	1,000,000	1,045,916
5.00%, 07/01/2029	750,000	791,332
5.00%, 06/01/2035	6,715,000	6,780,645
4.10%, 10/01/2036 (b)	2,600,000	2,649,242
4.00%, 07/01/2040	1,500,000	1,377,527
4.50%, 07/01/2044	4,500,000	4,130,883
5.00%, 10/01/2050	5,000,000	5,048,690
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	420,000	422,204
5.00%, 08/15/2027	4,000,000	4,014,459
5.00%, 07/01/2029	2,000,000	2,074,635
5.00%, 08/15/2033	1,250,000	1,251,208
5.00%, 07/01/2034	1,955,000	1,962,335
5.00%, 01/01/2036	1,000,000	1,012,718
5.00%, 05/15/2037	5,000,000	5,007,543
5.00%, 07/01/2037	1,200,000	1,202,572
5.00%, 07/01/2038	1,500,000	1,539,888
5.00%, 05/15/2042	4,335,000	4,389,543
5.00%, 07/01/2043	1,310,000	1,330,377
5.00%, 07/01/2045 (b)	4,000,000	4,113,406
Maryland Stadium Authority
4.00%, 06/01/2035	1,340,000	1,355,941
4.00%, 06/01/2037	1,000,000	1,005,105
5.00%, 05/01/2038	5,000,000	5,190,505
3.00%, 06/01/2041	4,460,000	3,610,143
Maryland State Department of Transportation
3.00%, 06/01/2026	5,000,000	4,994,526
5.00%, 08/01/2033	1,000,000	1,055,786
2.50%, 10/01/2033	1,395,000	1,232,700
2.13%, 10/01/2036	1,000,000	790,913
4.00%, 08/01/2038	1,150,000	1,114,184
Maryland State Transportation Authority, 5.00%, 07/01/2028	2,420,000	2,527,046
Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/01/2035	4,330,000	4,238,356
Metropolitan Washington DC Airports Authority Aviation Revenue, 5.00%, 10/01/2040	1,500,000	1,535,860
Miami-Dade County Florida Expressway Authority, 5.49% (1 mo. Term SOFR + 1.05%), 07/01/2032	5,000,000	5,099,168
New York Transportation Development Corp., 6.00%, 04/01/2035	3,000,000	3,297,129
Washington Suburban Sanitary Commission, 3.00%, 06/01/2047	5,600,000	4,350,107
		129,890,162
TOTAL MUNICIPAL BONDS (Cost $167,137,683)		162,013,596

SHORT-TERM INVESTMENTS - 1.4%	Shares	Value
Money Market Funds - 1.4%
First American Government Obligations Fund - Class Z, 4.23% (c)	2,263,012	2,263,012
TOTAL SHORT-TERM INVESTMENTS (Cost $2,263,012)		2,263,012

TOTAL INVESTMENTS - 99.3% (Cost $169,400,695)		164,276,608
Other Assets in Excess of Liabilities - 0.7%		1,103,790
TOTAL NET ASSETS - 100.0%		$165,380,398
two		–%
Percentages are stated as a percent of net assets.		–%

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Maryland Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$162,013,596	$–	$162,013,596
Money Market Funds	2,263,012	–	–	2,263,012
Total Investments	$2,263,012	$162,013,596	$–	$164,276,608